Share-based Compensation - Summary of Options and Average Life (Detail) shares in Thousands, Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option	10,756	10,337	9,281
Exercise price, Average life (years)	1 year 10 months 27 days
$0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,323
Exercise price, Average life (years)	1 year 21 days
$0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	6,222
Exercise price, Average life (years)	2 years 1 month 27 days
$1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,674
Exercise price, Average life (years)	1 year 8 months 8 days
$1.65 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, option | shares	1,537
Exercise price, Average life (years)	2 years 6 months 21 days
Bottom of range [member] | $0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.38
Bottom of range [member] | $0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.69
Bottom of range [member] | $1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.03
Bottom of range [member] | $1.65 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.65
Top of range [member] | $0.38 to $0.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.68
Top of range [member] | $0.69 to $1.02 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.02
Top of range [member] | $1.03 to $1.64 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.64
Top of range [member] | $1.65 to $2.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.86